PGIM Target Date 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	79,956	$1,003,446
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	169,573	7,096,624
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	165,417	1,439,129
		9,539,199
Fixed Income — 14.4%
PGIM Core Conservative Bond Fund (Class R6)	42,273	364,815
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	106,546	720,253
PGIM TIPS Fund (Class R6)	43,274	365,666
PGIM Total Return Bond Fund (Class R6)	98,836	1,186,029
		2,636,763
International Equity — 33.4%
PGIM Global Real Estate Fund (Class R6)	46,930	919,825
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	112,889	1,376,117
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	256,435	3,808,066
		6,104,008

Total Long-Term Investments (cost $16,116,069)		18,279,970

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $53,859)	53,859	53,859

TOTAL INVESTMENTS 100.2% (cost $16,169,928)(wa)		18,333,829
Liabilities in excess of other assets (0.2)%		(39,225)

Net Assets 100.0%		$18,294,604

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2050 Fund